Summary of Significant Accounting Policies (Details) - Schedule of future related to performance obligations - Forecast [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of future related to performance obligations [Line Items]
Software development service	$ 1,665	$ 1,002	$ 489
Hardware product sales	$ 393	$ 778	$ 3,071